Basis of Presentation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation [Line Items]
Cash and cash equivalents	$ 91,492	$ 42,758	$ 64,131	$ 24,261
Short-term investments	7,000
Net current assets	50,878
Cash and Cash Equivalent [Member]
Basis of Presentation [Line Items]
Cash and cash equivalents	$ 91,492
Computer software [member]
Basis of Presentation [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years